Related-Party Transactions (Details) - EBP 001 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in Master Trust, at fair value	$ 794.1	$ 648.3
Increase from dividend income on investment	10.5
Realized gain on investment	21.9
Unrealized gain on investment	197.8
Merck common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in Master Trust, at fair value	812.0	$ 926.9
Increase from dividend income on investment	28.0
Realized gain on investment	77.6
Unrealized gain on investment	53.3
Purchase price	28.7
Sale of common stock	$ 162.6